COMMITMENTS AND CONTINGINCIES (Air Touch Member)	6 Months Ended
Jun. 30, 2011
Air Touch Member
COMMITMENTS AND CONTINGINCIES	13. COMMITMENTS AND CONTINGINCIES

During the ordinary course of business, the Company encounters various legal claims which, in the opinion of management, will not materially affect the Company.

The Company leases office space in California under an operating lease. The Company signed a twenty-five month lease beginning on May 17, 2010 through June 17, 2012. The Company is required to pay monthly rental payments of approximately $4,200. Total rent expense for the six months ended June 30, 2011 totaled approximately $24,836.

Future minimum payments are as follows:

2011	$25,500
2012	25,500
Total Minimum Lease Payments	$51,000